Non-interest income	6 Months Ended
Jun. 30, 2025
Non-interest income
Non-interest income

3. Non-interest income

	Half year ended
	30 June	30 June
	2025	2024
Continuing operations	£m	£m
Net fees and commissions (1)	1,240	1,219

Foreign exchange	232	140
Interest rate (2)	281	298
Credit	57	(82)
Changes in fair value of own debt and derivative liabilities attributable to own credit risk - debt securities in issue	3	(7)
Equities, commodities and other	2	1
Income from trading activities	575	350

Rental income on operating lease assets and investment property	108	116
Changes in fair value of financial assets and liabilities designated at FVTPL (3)	(85)	(43)
Changes in fair value of other financial assets and liabilities designated at FVTPL	22	58
Hedge ineffectiveness	(13)	12
Share of profit of associated entities	14	9
Other income	4	5
Other operating income	50	157

Non-interest income	1,865	1,726

(1)	Refer to Note 5 for further analysis.
(2)	Includes fair value changes on derivatives not designated in a hedge accounting relationship, and gains and losses from structural hedges.
(3)	Includes related derivatives.